Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Write-down of vendor advance		$ 2,300	$ 10,560	$ 9,500
Losses on commitments			(6,900)
Inventory purchase commitments
Commitments and Contingencies
Minimum inventory purchase commitments		116,100
Amount of increase to purchase commitment	$ 169,300
Net loss on vendor purchase commitment		(14,000)	(53,200)	$ (9,500)
Write-down of vendor advance		2,300	10,600
Accrual of purchase commitment liability		11,700	$ 42,600
Utilization of accrual of purchase commitment liability		35,000
Prepaid vendor advance, net of write-downs		31,900
Accrued purchase commitments		$ 19,500
Minimum | Inventory purchase commitments
Commitments and Contingencies
Fixed or minimum annual commitments period (in years)		1 year
Maximum | Inventory purchase commitments
Commitments and Contingencies
Fixed or minimum annual commitments period (in years)		5 years